Facility Operating Lease (Tables)	12 Months Ended
Jun. 30, 2024
Facility Operating Lease [Abstract]
Schedule of Maturities of Operating Lease Liabilities	The following table presents maturities of operating lease liabilities on an undiscounted basis as of June 30, 2024:
For the years ending June 30,
2025	$169,224
2026	173,454
2027	177,791
2028	182,235
2029	186,791
Thereafter	337,732
Total	1,227,227
Less imputed interest	(157,284)
Total lease liability	1,069,943
Less: lease liability, current portion	128,743
Lease liability, long term portion	$941,200